ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Accrued management services	$ 86	$ 86
Professional services	202	206
Facilities	0	136
Legal contingent liability	0	67
Legal service providers	0	28
Authorities	0	393
Other accrued expenses	181	643
Accrued expenses and other liabilities	$ 469	$ 1,559